Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

The Group has reviewed its subsequent events through date issued, the date these consolidated financial statements were issued and has determined no material subsequent events have occurred that require recognition in or disclosure to the consolidated financial statements.